UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31
Date of reporting period:	February 28, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Fund

Quarterly portfolio holdings 2/28/17

Fund's investmentsIncome Fund

As of 2-28-17 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 46.4%					$2,254,826,503
(Cost $2,254,544,512)
Consumer discretionary 7.1%					345,362,269
Auto components 0.1%
The Goodyear Tire & Rubber Company	8.750		08-15-20	2,495,000	2,956,575
Automobiles 0.4%
Ford Motor Company	6.625		10-01-28	9,828,000	11,718,416
General Motors Financial Company, Inc.	4.375		09-25-21	7,655,000	8,071,784
Hotels, restaurants and leisure 0.9%
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.000		06-01-24	9,110,000	9,352,326
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.250		06-01-26	15,511,000	16,034,496
New Red Finance, Inc. (S)	4.625		01-15-22	15,255,000	15,693,581
New Red Finance, Inc. (S)	6.000		04-01-22	4,351,000	4,537,223
Internet and direct marketing retail 1.1%
Amazon.com, Inc.	1.200		11-29-17	4,025,000	4,026,864
Expedia, Inc.	5.000		02-15-26	13,880,000	14,630,158
QVC, Inc.	4.450		02-15-25	14,910,000	14,700,485
QVC, Inc.	5.450		08-15-34	12,815,000	11,961,008
QVC, Inc.	5.950		03-15-43	8,760,000	8,138,399
Media 2.6%
CBS Corp.	3.500		01-15-25	21,120,000	20,962,762
CCO Holdings LLC (S)	5.125		05-01-27	7,670,000	7,948,038
CCO Holdings LLC	5.750		01-15-24	18,485,000	19,386,144
Comcast Corp.	2.350		01-15-27	10,290,000	9,450,213
Gray Television, Inc. (S)	5.125		10-15-24	6,390,000	6,310,125
Lamar Media Corp.	5.000		05-01-23	14,715,000	15,193,238
LIN Television Corp.	5.875		11-15-22	4,760,000	4,938,500
Outfront Media Capital LLC	5.625		02-15-24	9,685,000	10,169,250
Scripps Networks Interactive, Inc.	3.950		06-15-25	7,150,000	7,338,810
Sirius XM Radio, Inc. (S)	5.250		08-15-22	4,380,000	4,560,675
Time Warner, Inc.	3.800		02-15-27	9,640,000	9,540,400
Time, Inc. (S)	5.750		04-15-22	1,110,000	1,144,688
Tribune Media Company	5.875		07-15-22	6,365,000	6,500,256
Virgin Media Secured Finance PLC	5.250		01-15-21	2,210,000	2,372,988
Specialty retail 1.7%
L Brands, Inc.	5.625		10-15-23	17,785,000	18,603,110
L Brands, Inc.	6.875		11-01-35	13,340,000	12,823,075
L Brands, Inc.	6.950		03-01-33	8,800,000	8,437,000
Lowe's Companies, Inc. (P)	1.559		09-14-18	5,520,000	5,561,604
Lowe's Companies, Inc.	2.500		04-15-26	3,382,000	3,225,593
Lowe's Companies, Inc.	3.375		09-15-25	4,835,000	4,952,766
The Home Depot, Inc.	2.700		04-01-23	10,268,000	10,375,064
The Home Depot, Inc.	3.000		04-01-26	14,995,000	15,010,265
The Home Depot, Inc.	3.350		09-15-25	4,835,000	4,996,765
Textiles, apparel and luxury goods 0.3%
PVH Corp.	4.500		12-15-22	13,570,000	13,739,625
Consumer staples 4.8%					232,081,047
Beverages 1.5%
Anheuser-Busch InBev Finance, Inc.	3.650		02-01-26	16,735,000	16,979,247
Constellation Brands, Inc.	3.750		05-01-21	15,420,000	15,988,998
Constellation Brands, Inc.	4.250		05-01-23	25,165,000	26,404,125

2SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer staples (continued)
Beverages (continued)
Molson Coors Brewing Company	3.000		07-15-26		10,130,000	$9,660,039
The Coca-Cola Company	0.875		10-27-17		3,705,000	3,699,998
Food and staples retailing 1.1%
Aramark Services, Inc.	5.125		01-15-24		9,400,000	9,847,440
CVS Health Corp.	3.875		07-20-25		21,995,000	22,713,027
Walgreens Boots Alliance, Inc.	3.800		11-18-24		18,340,000	18,722,939
Food products 1.8%
Kraft Heinz Foods Company	3.950		07-15-25		22,140,000	22,564,313
Kraft Heinz Foods Company (S)	4.875		02-15-25		14,297,000	15,280,591
Kraft Heinz Foods Company	6.125		08-23-18		13,755,000	14,603,408
Post Holdings, Inc. (S)	5.500		03-01-25		17,560,000	17,911,200
Post Holdings, Inc. (S)	6.750		12-01-21		18,185,000	19,480,681
Household products 0.2%
Spectrum Brands, Inc.	5.750		07-15-25		9,565,000	10,182,899
Tobacco 0.2%
Philip Morris International, Inc.	3.375		08-11-25		7,920,000	8,042,142
Energy 4.0%						194,287,168
Energy equipment and services 0.3%
Duke Energy Florida Project Finance LLC	2.858		03-01-35		16,730,000	15,495,109
Oil, gas and consumable fuels 3.7%
Antero Resources Corp.	5.625		06-01-23		7,890,000	7,988,625
Concho Resources, Inc.	4.375		01-15-25		10,710,000	10,870,650
Enbridge, Inc.	4.250		12-01-26		18,060,000	18,656,630
Enterprise Products Operating LLC	3.350		03-15-23		10,986,000	11,143,869
Enterprise Products Operating LLC	3.950		02-15-27		7,300,000	7,520,504
Enterprise Products Operating LLC	5.200		09-01-20		3,425,000	3,740,549
Exxon Mobil Corp.	1.305		03-06-18		6,785,000	6,787,171
Exxon Mobil Corp.	2.709		03-06-25		12,745,000	12,500,449
Magellan Midstream Partners LP	5.000		03-01-26		4,435,000	4,900,742
MPLX LP	5.500		02-15-23		13,822,000	14,414,701
Newfield Exploration Company	5.375		01-01-26		5,370,000	5,598,225
Newfield Exploration Company	5.625		07-01-24		6,320,000	6,762,400
Pertamina Persero PT (S)	4.300		05-20-23		11,980,000	12,329,888
Petroleos Mexicanos	6.000		03-05-20		6,685,000	7,176,348
Petroleos Mexicanos (S)	7.650		11-24-21	MXN	229,581,500	10,687,484
Tesoro Corp. (S)	4.750		12-15-23		15,000,000	15,525,000
TransCanada PipeLines, Ltd.	3.750		10-16-23		6,745,000	7,026,752
TransCanada PipeLines, Ltd.	4.875		01-15-26		2,165,000	2,431,572
Williams Partners LP	4.875		05-15-23		12,300,000	12,730,500
Financials 9.5%						459,718,439
Banks 8.1%
Asian Development Bank	3.250		07-20-17	NZD	19,175,000	13,863,233
Asian Development Bank	4.625		03-06-19	NZD	15,245,000	11,381,014
Asian Development Bank	5.000		03-09-22	AUD	9,245,000	7,823,374
Asian Development Bank	6.450		08-08-21	INR	763,020,000	11,478,577
Asian Development Bank	6.950		01-16-20	INR	216,970,000	3,292,286
Banco Nacional de Comercio Exterior SNC (S)	4.375		10-14-25		8,130,000	8,150,325
Bank of America Corp. (P)	1.581		12-01-26		9,480,000	8,546,182
BankUnited, Inc.	4.875		11-17-25		15,690,000	15,682,767
CIT Group, Inc. (S)	5.500		02-15-19		13,345,000	14,054,020

SEE NOTES TO FUND'S INVESTMENTS3

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	6.250		06-29-17	NZD	9,880,000	$7,190,002
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900		02-15-23		8,350,000	8,736,188
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23		20,615,000	20,254,238
First Niagara Financial Group, Inc.	7.250		12-15-21		2,950,000	3,481,127
First Tennessee Bank NA	2.950		12-01-19		11,755,000	11,891,217
Inter-American Development Bank	6.500		08-20-19	AUD	12,860,000	10,861,150
International Bank for Reconstruction & Development	2.800		01-13-21	AUD	17,735,000	13,696,701
International Bank for Reconstruction & Development	3.500		01-22-21	NZD	16,100,000	11,700,834
International Bank for Reconstruction & Development	3.625		06-22-20	NOK	41,910,000	5,374,453
International Bank for Reconstruction & Development	4.625		02-26-19	NZD	16,295,000	12,170,762
International Bank for Reconstruction & Development	4.625		10-06-21	NZD	19,415,000	14,696,446
International Finance Corp.	2.800		08-15-22	AUD	16,505,000	12,626,507
International Finance Corp.	3.250		07-22-19	AUD	21,850,000	17,134,669
International Finance Corp.	3.625		05-20-20	NZD	19,125,000	13,990,326
International Finance Corp.	3.875		02-26-18	NZD	10,482,000	7,657,513
KFW	3.750		05-29-20	NZD	11,260,000	8,250,026
KFW	6.000		08-20-20	AUD	29,510,000	25,192,161
Landeskreditbank Baden-Wuerttemberg Foerderbank	3.875		05-29-19	NZD	11,025,000	8,093,243
Landwirtschaftliche Rentenbank	6.500		04-12-17	AUD	13,570,000	10,457,025
National Australia Bank, Ltd.	1.875		07-23-18		5,980,000	5,994,848
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year U.S. Swap Rate + 2.203%) (S)	4.000		10-15-24		7,100,000	7,285,963
Regions Financial Corp.	7.375		12-10-37		5,970,000	7,456,673
Synovus Financial Corp.	5.125		06-15-17		10,025,000	10,112,719
Synovus Financial Corp.	7.875		02-15-19		4,861,000	5,365,329
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750		12-15-25		6,000,000	6,277,500
U.S. Bancorp (5.125% to 1-15-21, then 3 month LIBOR + 3.486%) (Q)	5.125		01-15-21		7,000,000	7,306,250
Wells Fargo & Company (P)	3.090		07-27-21	AUD	7,815,000	6,048,449
Westpac Banking Corp.	5.000		10-21-19	GBP	4,280,000	5,894,708
Westpac Banking Corp.	7.250		02-11-20	AUD	5,000,000	4,307,240
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800		06-15-23		7,675,000	7,569,469
Capital markets 0.2%
Temasek Financial I, Ltd.	3.265		02-19-20	SGD	12,250,000	9,118,715
Consumer finance 0.1%
Discover Financial Services	5.200		04-27-22		3,100,000	3,370,636
Insurance 0.7%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175		05-15-68		12,365,000	15,950,850
Chubb INA Holdings, Inc.	3.350		05-03-26		17,665,000	17,968,661
Thrifts and mortgage finance 0.4%
MGIC Investment Corp.	5.750		08-15-23		16,290,000	17,348,850
Radian Group, Inc.	5.250		06-15-20		4,385,000	4,615,213
Health care 7.3%						356,223,860
Biotechnology 0.9%
AbbVie, Inc.	1.800		05-14-18		13,622,000	13,652,282
AbbVie, Inc.	3.600		05-14-25		16,675,000	16,603,298
Shire Acquisitions Investments Ireland DAC	3.200		09-23-26		12,665,000	12,073,266
Health care equipment and supplies 0.4%
Abbott Laboratories	2.950		03-15-25		23,425,000	22,374,904
Health care providers and services 3.8%
Anthem, Inc.	3.500		08-15-24		10,210,000	10,266,574

4SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services (continued)
DaVita, Inc.	5.125		07-15-24		26,765,000	$27,317,028
HCA, Inc.	3.750		03-15-19		10,195,000	10,449,875
HCA, Inc.	5.000		03-15-24		15,718,000	16,562,843
HCA, Inc.	5.250		04-15-25		9,040,000	9,650,200
HCA, Inc.	5.375		02-01-25		8,665,000	9,065,756
HCA, Inc.	7.500		02-15-22		13,650,000	15,748,688
HCA, Inc.	8.000		10-01-18		7,400,000	8,066,000
Humana, Inc.	3.850		10-01-24		8,519,000	8,714,315
Quest Diagnostics, Inc.	4.250		04-01-24		11,395,000	11,982,891
UnitedHealth Group, Inc.	1.900		07-16-18		15,770,000	15,872,205
UnitedHealth Group, Inc.	3.750		07-15-25		23,020,000	24,113,542
UnitedHealth Group, Inc.	6.000		02-15-18		6,250,000	6,521,531
WellCare Health Plans, Inc.	5.750		11-15-20		9,049,000	9,344,224
Pharmaceuticals 2.2%
Actavis Funding SCS	3.450		03-15-22		13,880,000	14,178,101
Actavis Funding SCS	3.800		03-15-25		4,385,000	4,430,380
AstraZeneca PLC	1.750		11-16-18		6,315,000	6,328,912
Eli Lilly & Company	2.750		06-01-25		12,415,000	12,328,132
Forest Laboratories LLC (S)	5.000		12-15-21		11,360,000	12,297,120
Grifols Worldwide Operations, Ltd.	5.250		04-01-22		11,775,000	12,216,563
Merck & Company, Inc. (P)	1.412		05-18-18		11,280,000	11,340,122
Merck & Company, Inc.	2.750		02-10-25		24,157,000	23,964,952
Pfizer, Inc.	1.500		06-15-18		10,731,000	10,760,156
Industrials 4.3%						207,840,086
Aerospace and defense 1.3%
BAE Systems Holdings, Inc. (S)	3.850		12-15-25		8,879,000	9,166,156
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21		24,185,000	25,273,325
Lockheed Martin Corp.	2.900		03-01-25		22,246,000	21,854,804
Lockheed Martin Corp.	3.100		01-15-23		5,955,000	6,020,398
Air freight and logistics 1.0%
Mexico City Airport Trust (S)	4.250		10-31-26		24,545,000	24,586,972
Mexico City Airport Trust (S)	5.500		10-31-46		3,617,000	3,457,852
XPO Logistics, Inc. (S)	6.500		06-15-22		16,850,000	17,692,500
Construction and engineering 0.6%
AECOM (S)	5.125		03-15-27		29,230,000	29,702,065
Industrial conglomerates 0.8%
3M Company	3.000		08-07-25		8,815,000	8,982,432
General Electric Company	4.250		01-17-18	NZD	5,330,000	3,890,415
General Electric Company	6.250		09-29-20	GBP	1,570,000	2,315,590
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21		22,182,000	23,374,283
Professional services 0.1%
Verisk Analytics, Inc.	4.000		06-15-25		6,590,000	6,767,528
Road and rail 0.1%
Union Pacific Corp.	3.250		08-15-25		4,825,000	4,931,965
Trading companies and distributors 0.4%
United Rentals North America, Inc.	4.625		07-15-23		9,400,000	9,649,194
United Rentals North America, Inc.	5.500		05-15-27		9,955,000	10,174,607

SEE NOTES TO FUND'S INVESTMENTS5

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Information technology 3.4%						$165,820,314
Electronic equipment, instruments and components 0.7%
Zebra Technologies Corp.	7.250		10-15-22		30,490,000	32,984,692
IT services 0.5%
First Data Corp. (S)	5.375		08-15-23		7,130,000	7,415,200
IBM Corp.	1.950		02-12-19		6,314,000	6,367,379
IBM Corp.	2.625		08-05-22	GBP	3,900,000	5,180,077
IBM Corp.	2.750		12-21-20	GBP	4,025,000	5,361,602
Semiconductors and semiconductor equipment 0.7%
Intel Corp.	3.700		07-29-25		12,915,000	13,591,552
Micron Technology, Inc.	5.500		02-01-25		6,339,000	6,545,018
Micron Technology, Inc. (S)	7.500		09-15-23		10,695,000	11,924,925
Software 0.7%
Activision Blizzard, Inc. (S)	2.300		09-15-21		11,520,000	11,298,943
Activision Blizzard, Inc. (S)	6.125		09-15-23		11,515,000	12,516,805
Electronic Arts, Inc.	4.800		03-01-26		1,600,000	1,723,299
Microsoft Corp.	3.125		11-03-25		9,625,000	9,740,644
Technology hardware, storage and peripherals 0.8%
Apple, Inc. (P)	1.538		02-09-22		11,905,000	11,964,942
Apple, Inc.	3.200		05-13-25		28,905,000	29,205,236
Materials 2.4%						117,290,668
Chemicals 0.0%
Praxair, Inc.	3.200		01-30-26		2,055,000	2,092,668
Construction materials 0.3%
Cemex SAB de CV (S)	6.125		05-05-25		14,450,000	15,244,750
Containers and packaging 1.9%
Ball Corp.	4.000		11-15-23		18,070,000	18,047,413
Ball Corp.	5.250		07-01-25		13,920,000	14,772,600
Crown Americas LLC	4.500		01-15-23		13,700,000	14,059,625
Crown Cork & Seal Company, Inc.	7.375		12-15-26		6,138,000	7,043,355
Sealed Air Corp. (S)	4.875		12-01-22		9,085,000	9,391,619
Sealed Air Corp. (S)	5.125		12-01-24		9,275,000	9,692,375
Sealed Air Corp. (S)	6.500		12-01-20		14,835,000	16,689,375
Metals and mining 0.2%
Rio Tinto Finance USA, Ltd.	7.125		07-15-28		3,985,000	5,249,054
Rio Tinto Finance USA, Ltd.	9.000		05-01-19		4,365,000	5,007,834
Real estate 0.8%						40,931,376
Equity real estate investment trusts 0.6%
American Tower Corp.	4.700		03-15-22		3,640,000	3,887,276
Crown Castle Towers LLC (S)	4.883		08-15-40		5,718,000	6,091,770
Host Hotels & Resorts LP	4.750		03-01-23		8,050,000	8,520,201
Host Hotels & Resorts LP	5.250		03-15-22		8,550,000	9,268,619
The Hongkong Land Treasury Services Singapore Pte, Ltd.	3.860		12-29-17	SGD	4,000,000	2,904,944
Real estate management and development 0.2%
CapitaMalls Asia Treasury, Ltd.	3.950		08-24-17	SGD	14,250,000	10,258,566
Telecommunication services 1.1%						52,336,181
Diversified telecommunication services 0.1%
Verizon Communications, Inc.	4.272		01-15-36		7,067,000	6,676,817
Wireless telecommunication services 1.0%
America Movil SAB de CV	7.125		12-09-24	MXN	133,000,000	6,192,743

6SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
T-Mobile USA, Inc.	6.125		01-15-22		11,720,000	$12,417,106
T-Mobile USA, Inc.	6.250		04-01-21		5,564,000	5,758,740
T-Mobile USA, Inc.	6.500		01-15-26		7,200,000	7,911,000
T-Mobile USA, Inc.	6.625		04-01-23		3,000,000	3,186,000
T-Mobile USA, Inc.	6.731		04-28-22		6,630,000	6,895,200
T-Mobile USA, Inc.	6.836		04-28-23		3,090,000	3,298,575
Utilities 1.7%						82,935,095
Electric utilities 1.2%
E.ON International Finance BV	6.000		10-30-19	GBP	2,100,000	2,947,115
Emera US Finance LP	3.550		06-15-26		12,610,000	12,449,639
FirstEnergy Transmission LLC (S)	4.350		01-15-25		31,615,000	32,951,998
Fortis, Inc. (S)	3.055		10-04-26		12,120,000	11,427,160
Gas utilities 0.0%
Southern Gas Networks PLC	4.875		12-21-20	GBP	600,000	852,117
Multi-utilities 0.3%
NiSource Finance Corp.	5.650		02-01-45		10,030,000	12,117,514
Water utilities 0.2%
American Water Capital Corp.	3.400		03-01-25		9,904,000	10,189,552
Convertible bonds 1.7%						$81,063,299
(Cost $70,722,035)
Financials 0.3%						16,162,978
Insurance 0.3%
Fidelity National Financial, Inc.	4.250		08-15-18		7,555,000	16,162,978
Health care 0.6%						27,748,324
Health care providers and services 0.3%
Anthem, Inc.	2.750		10-15-42		6,750,000	15,322,500
Pharmaceuticals 0.3%
Bayer Capital Corp. BV (S)	5.625		11-22-19	EUR	10,400,000	12,425,824
Industrials 0.4%						16,858,528
Trading companies and distributors 0.4%
Air Lease Corp.	3.875		12-01-18		11,815,000	16,858,528
Information technology 0.4%						20,293,469
Semiconductors and semiconductor equipment 0.4%
Intel Corp.	3.250		08-01-39		11,555,000	20,293,469
Term loans (M) 5.8%						$283,042,546
(Cost $282,886,835)
Consumer discretionary 1.7%						82,014,892
Diversified consumer services 0.3%
The ServiceMaster Company LLC	3.281		11-08-23	15,850,000		16,008,500
Hotels, restaurants and leisure 0.6%
Hilton Worldwide Finance LLC	3.278		10-25-23	10,583,409		10,627,541
New Red Finance, Inc.	3.250		02-14-24	18,575,000		18,563,484
Media 0.8%
Charter Communications Operating LLC	2.790		01-15-22	21,550,716		21,631,531
Virgin Media Investment Holdings, Ltd.	3.520		01-31-25	15,125,000		15,183,836

SEE NOTES TO FUND'S INVESTMENTS7

Income Fund

	Rate (%	)		Maturity date	Par value^		Value
Consumer staples 1.0%							$47,214,221
Food and staples retailing 0.4%
Albertsons LLC	3.781			08-22-21	9,630,000		9,744,404
Aramark Services, Inc.	3.498			02-24-21	10,906,615		11,007,938
Food products 0.4%
Pinnacle Foods, Inc. (T)			TBD	02-02-24	19,521,000		19,610,406
Household products 0.2%
Spectrum Brands, Inc.	3.399			06-23-22	6,767,823		6,851,473
Energy 0.7%							34,098,033
Oil, gas and consumable fuels 0.7%
Energy Transfer Equity LP	3.529			02-02-24		34,013,000	34,098,033
Health care 0.3%							14,186,379
Biotechnology 0.3%
Grifols Worldwide Operations USA, Inc. (T)			TBD	01-31-25	14,140,000		14,186,379
Industrials 0.5%							26,551,586
Airlines 0.2%
American Airlines, Inc.	3.281			04-28-23	10,605,000		10,651,450
Building products 0.3%
Builders FirstSource, Inc. (T)			TBD	02-29-24	15,910,000		15,900,136
Information technology 0.8%							39,771,241
Electronic equipment, instruments and components 0.6%
Dell International LLC	4.040			09-07-23	14,508,638		14,597,140
Zebra Technologies Corp.	3.434			10-27-21	13,500,712		13,662,721
IT services 0.2%
First Data Corp.	3.779			07-10-22	11,437,039		11,511,380
Materials 0.2%							9,748,013
Containers and packaging 0.2%
Berry Plastics Corp.	3.022			02-08-20		5,138,550	5,162,085
Berry Plastics Corp.	3.281			10-03-22		4,555,000	4,585,928
Telecommunication services 0.6%							29,458,181
Wireless telecommunication services 0.6%
SBA Senior Finance II LLC	3.240			03-24-21	13,200,000		13,255,044
Sprint Communications, Inc.	3.313			02-02-24	16,180,000		16,203,137
Foreign government obligations 21.1%							$1,025,664,603
(Cost $1,083,903,045)
Australia 3.5%							170,232,579
New South Wales Treasury Corp.	6.000			05-01-20	AUD	47,670,000	40,819,003
New South Wales Treasury Corp.	6.000			03-01-22	AUD	10,615,000	9,504,019
Queensland Treasury Corp. (S)	4.000			06-21-19	AUD	43,705,000	34,962,130
Queensland Treasury Corp.	5.500			06-21-21	AUD	37,895,000	32,683,508
Queensland Treasury Corp.	6.000			07-21-22	AUD	27,080,000	24,316,131
Queensland Treasury Corp.	6.250			02-21-20	AUD	32,640,000	27,947,788
Canada 3.1%							151,011,486
Canada Housing Trust No. 1 (S)	1.250			12-15-20	CAD	13,170,000	9,898,521
Canada Housing Trust No. 1 (S)	1.700			12-15-17	CAD	16,080,000	12,207,701
Canada Housing Trust No. 1 (S)	3.350			12-15-20	CAD	12,430,000	10,066,035
Export Development Canada	2.400			06-07-21	AUD	3,560,000	2,693,347
Export Development Canada	3.500			02-20-18	NZD	13,405,000	9,751,563

8SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Canada (continued)
Export Development Canada	4.875		01-24-19	NZD	13,715,000	$10,261,864
Government of Canada	1.250		03-01-18	CAD	42,740,000	32,382,259
Government of Canada	1.750		09-01-19	CAD	32,785,000	25,270,516
Province of Ontario	1.900		09-08-17	CAD	31,825,000	24,115,309
Province of Ontario	4.200		06-02-20	CAD	17,485,000	14,364,371
Colombia 0.3%						12,385,700
Republic of Colombia	4.500		01-28-26		11,740,000	12,385,700
Finland 0.1%						5,083,159
Nordic Investment Bank	1.375		07-15-20	NOK	42,390,000	5,083,159
Indonesia 1.3%						63,284,278
Republic of Indonesia	7.000		05-15-22	IDR	228,882,000,000	16,921,581
Republic of Indonesia	7.000		05-15-27	IDR	51,027,000,000	3,686,601
Republic of Indonesia	8.250		07-15-21	IDR	218,317,000,000	16,938,328
Republic of Indonesia	8.375		03-15-24	IDR	51,135,000,000	4,026,076
Republic of Indonesia	8.375		09-15-26	IDR	187,259,000,000	14,905,317
Republic of Indonesia	8.750		05-15-31	IDR	85,110,000,000	6,806,375
Mexico 2.4%						116,465,747
Government of Mexico	4.600		01-23-46		11,847,000	11,076,945
Government of Mexico	4.750		06-14-18	MXN	161,760,000	7,858,340
Government of Mexico	6.500		06-10-21	MXN	334,600,000	16,363,699
Government of Mexico	7.750		05-29-31	MXN	273,582,000	13,731,729
Government of Mexico	8.000		12-07-23	MXN	310,720,000	16,153,914
Government of Mexico	8.500		12-13-18	MXN	199,239,000	10,206,245
Government of Mexico	10.000		12-05-24	MXN	709,513,000	41,074,875
New Zealand 3.5%						167,764,785
Dominion of New Zealand	3.000		04-15-20	NZD	44,655,000	32,689,007
Dominion of New Zealand	5.000		03-15-19	NZD	65,520,000	49,799,466
Dominion of New Zealand	6.000		12-15-17	NZD	29,685,000	22,065,142
Dominion of New Zealand	6.000		05-15-21	NZD	48,140,000	39,337,618
New Zealand Local Government Funding Agency	5.000		03-15-19	NZD	15,900,000	11,979,933
New Zealand Local Government Funding Agency	6.000		12-15-17	NZD	16,049,000	11,893,619
Norway 1.5%						75,234,196
Government of Norway (S)	3.750		05-25-21	NOK	183,055,000	24,356,872
Government of Norway (S)	4.250		05-19-17	NOK	115,540,000	13,888,119
Government of Norway (S)	4.500		05-22-19	NOK	285,721,000	36,989,205
Philippines 1.9%						93,371,187
Republic of Philippines	3.375		08-20-20	PHP	580,000,000	11,382,773
Republic of Philippines	3.500		04-21-23	PHP	265,720,000	5,124,118
Republic of Philippines	4.625		09-09-40	PHP	154,757,000	2,988,892
Republic of Philippines	4.950		01-15-21	PHP	608,000,000	12,410,634
Republic of Philippines	5.875		12-16-20	PHP	609,320,800	12,985,164
Republic of Philippines	6.250		01-14-36	PHP	252,000,000	5,570,447
Republic of Philippines	6.500		04-28-21	PHP	678,000,000	14,708,030
Republic of Philippines	8.000		07-19-31	PHP	780,175,000	20,990,304
Republic of Philippines	8.125		12-16-35	PHP	254,043,000	7,210,825
Portugal 0.2%						9,018,336
Republic of Portugal (S)	5.125		10-15-24		9,310,000	9,018,336
Singapore 2.4%						118,885,783
Republic of Singapore	2.375		04-01-17	SGD	59,355,000	42,412,481

SEE NOTES TO FUND'S INVESTMENTS9

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Singapore (continued)
Republic of Singapore	2.500		06-01-19	SGD	38,940,000	$28,571,940
Republic of Singapore	3.250		09-01-20	SGD	63,315,000	47,901,362
South Korea 0.1%						4,215,471
Korea Treasury Bond Coupon Strips	3.286		09-10-18	KRW	1,205,430,000	1,041,149
Korea Treasury Bond Coupon Strips	3.287		03-10-18	KRW	1,205,430,000	1,050,123
Korea Treasury Bond Coupon Strips	3.296		03-10-17	KRW	1,205,430,000	1,065,723
Korea Treasury Bond Coupon Strips	3.297		09-10-17	KRW	1,205,430,000	1,058,476
Sweden 0.8%						38,711,896
Kingdom of Sweden	1.500		11-13-23	SEK	109,565,000	13,278,514
Kingdom of Sweden	3.500		06-01-22	SEK	155,270,000	20,507,127
Kingdom of Sweden	5.000		12-01-20	SEK	36,945,000	4,926,255
Capital preferred securities 1.4%						$69,212,165
(Cost $65,710,232)
Financials 1.4%						69,212,165
Banks 1.4%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		03-20-17	15,810,000		12,270,141
USB Capital IX (P)(Q)	3.500		04-03-17	31,793,000		26,944,568
Wachovia Capital Trust III (P)(Q)	5.570		04-03-17	30,035,000		29,997,456
Municipal bonds 2.4%						$113,171,748
(Cost $114,705,578)
City of Houston (Texas)	6.290		03-01-32		14,280,000	17,070,883
Florida State Board of Administration Finance Corp.	2.638		07-01-21		22,010,000	22,179,477
Port of Morrow (Oregon)	1.809		09-01-22		5,920,000	5,723,278
Port of Morrow (Oregon)	3.097		09-01-23		13,470,000	13,838,539
State of Georgia	4.250		02-01-30		5,615,000	6,219,455
State of Maryland	4.400		03-01-23		3,090,000	3,446,432
State of Texas	2.831		10-01-25		1,305,000	1,301,398
State of Texas	3.011		10-01-26		1,760,000	1,745,621
State of Texas	3.311		10-01-28		3,650,000	3,700,042
State of Wisconsin	2.183		05-01-24		13,255,000	12,753,298
Texas Transportation Commission State Highway Fund	5.028		04-01-26		10,600,000	12,133,820
University of North Carolina at Chapel Hill	2.679		12-01-27		13,655,000	13,059,505
Collateralized mortgage obligations 7.0%						$341,516,448
(Cost $343,795,633)
Commercial and residential 5.7%						277,035,493
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (P)	3.438		04-25-35		2,605,929	2,613,103
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.010		12-13-29		2,040,000	2,029,574
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (P) (S)	3.596		04-14-33		5,220,000	4,928,188
BBCMS Mortgage Trust Series 2015-STP, Class A (S)	3.323		09-10-28		9,190,000	9,418,330
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	3.288		01-25-35	3,138,790		3,071,538
Series 2005-2, Class A1 (P)	2.920		03-25-35	1,685,010		1,701,888
Series 2005-5, Class A2 (P)	2.820		08-25-35	2,809,353		2,800,079
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.478		01-25-35	1,131,866		1,099,652
Series 2004-7, Class 1A1 (P)	3.317		08-25-34	2,816,315		2,848,237
Series 2004-8, Class 1A (P)	1.471		09-25-34	1,094,539		1,076,706
Series 2004-8, Class 2A (P)	1.451		09-25-34	4,828,154		4,584,555

10SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-7, Class 11A1 (P)	1.318		08-25-35	2,215,590	$2,140,410
BWAY Mortgage Trust Series 2013-1515, Class F (P) (S)	3.927		03-10-33	4,767,000	4,599,159
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank) Series 2013-WWP, Class D (S)	3.898		03-10-31	8,550,000	8,605,300
Commercial Mortgage Trust (Deutsche Bank) Series 2007-C9, Class A4 (P)	5.793		12-10-49	2,085,813	2,101,000
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (S)	3.639		11-15-34	13,715,000	14,385,919
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.517		09-19-44	17,163,873	831,871
Series 2005-AR2, Class X2 IO	2.091		03-19-45	31,788,270	1,993,900
GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX (P) (S)	3.382		12-15-34	6,035,000	6,095,871
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	5.774		07-10-38	1,711,143	1,711,079
GS Mortgage Securities Corp. Trust Series 2016-ICE2, Class A (P) (S)	2.700		02-15-33	17,580,000	17,739,871
GSR Mortgage Loan Trust Series 2005-AR6, Class 4A5 (P)	3.077		09-25-35	4,865,584	4,876,686
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	1.535		05-19-35	11,503,299	624,090
Series 2005-9, Class 2A1C (P)	1.229		06-20-35	4,908,886	4,652,898
Series 2007-3, Class ES IO (S)	0.350		05-19-47	27,454,258	424,695
Series 2007-4, Class ES IO	0.350		07-19-47	29,031,013	420,427
Series 2007-6, Class ES IO (S)	0.342		08-19-37	22,570,965	284,184
Hilton USA Trust
Series 2016-HHV, Class A (S)	3.719		11-05-38	4,450,000	4,570,094
Series 2016-HHV, Class B (P) (S)	4.194		11-05-38	4,685,000	4,840,434
Homestar Mortgage Acceptance Corp. Series 2004-6, Class M3 (P)	1.871		01-25-35	5,265,000	5,243,864
Hudson Yards Mortgage Trust Series 2016-10HY, Class A (S)	2.835		08-10-38	14,990,000	14,523,649
Hudsons Bay Simon JV Trust Series 2015-HB10, Class A10 (S)	4.155		08-05-34	15,800,000	16,222,334
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.969		10-25-36	35,558,187	2,797,395
Series 2005-AR18, Class 2X IO	1.710		10-25-36	36,450,909	1,504,475
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	5.928		04-17-45	34,673	34,629
Series 2014-INN, Class F (P) (S)	4.770		06-15-29	4,660,000	4,584,068
Series 2015-SGP, Class A (P) (S)	2.470		07-15-36	8,290,000	8,341,837
Series 2015-UES, Class A (S)	2.933		09-05-32	8,200,000	8,344,983
Series 2016-NINE, Class A (P) (S)	2.854		10-06-38	16,655,000	16,191,779
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1 (P)	3.229		07-25-35	3,067,827	3,054,132
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.903		12-25-34	1,116,306	1,120,155
Series 2005-2, Class 1A (P)	2.543		10-25-35	4,377,683	4,370,676
Series 2005-A2, Class A2 (P)	2.979		02-25-35	1,846,455	1,875,139
Series 2006-3, Class 2A1 (P)	3.044		10-25-36	1,452,594	1,425,652
Series 2007-1, Class 2A1 (P)	3.392		01-25-37	6,914,300	6,812,720
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A (S)	2.200		09-13-31	12,290,000	12,055,986
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	3.093		10-25-34	1,547,290	1,558,250

SEE NOTES TO FUND'S INVESTMENTS11

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2004-9, Class 1A (P)	5.760		11-25-34	1,767,343	$1,853,974
One Market Plaza Trust Series 2017-1MKT, Class A (S)	3.613		02-10-32	11,525,000	11,888,879
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (P)	1.081		11-25-35	1,914,929	1,862,512
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.388		01-05-43	6,695,000	5,250,945
Structured Adjustable Rate Mortgage Loan Trust Series 2004-10, Class 2A (P)	3.161		08-25-34	6,164,037	6,161,300
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (P)	3.252		12-25-33	1,792,187	1,769,704
WaMu Mortgage Pass Through Certificates
Series 2003-AR11, Class A6 (P)	2.824		10-25-33	7,151,190	7,209,025
Series 2004-AR14, Class A1 (P)	2.866		01-25-35	3,265,025	3,318,691
Series 2005-AR19, Class A1A2 (P)	1.068		12-25-45	3,062,266	2,867,005
Series 2005-AR6, Class 2A1A (P)	1.001		04-25-45	3,044,990	2,875,279
Series 2005-AR8, Class 2AB2 (P)	1.198		07-25-45	3,218,567	3,063,109
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (P)	3.002		12-25-34	1,763,000	1,783,609
U.S. Government Agency 1.3%					64,480,955
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.621		10-25-27	6,280,000	6,398,117
Series 2016-DNA1, Class M1 (P)	2.221		07-25-28	3,294,182	3,308,021
Series 2016-DNA2, Class M1 (P)	2.021		10-25-28	8,341,751	8,361,269
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500		11-25-37	7,780,247	870,278
Series 2013-46, Class MI IO	3.500		05-25-43	36,287,497	4,920,850
Series 2014-C02, Class 1M1 (P)	1.721		05-25-24	2,522,547	2,530,726
Series 2014-C03, Class 2M1 (P)	1.971		07-25-24	2,006,301	2,009,777
Series 2015-C04, Class 1M1 (P)	2.371		04-25-28	2,273,950	2,280,134
Series 2015-C04, Class 2M1 (P)	2.471		04-25-28	1,905,358	1,912,762
Series 2016-C03, Class 1M1 (P)	2.771		10-25-28	6,266,096	6,367,042
Series 2016-C05, Class 2M1 (P)	2.121		01-25-29	9,714,476	9,771,334
Series 2016-C07, Class 2M1 (P)	2.071		04-25-29	10,372,160	10,418,598
Series 402, Class 3 IO	4.000		11-25-39	1,713,458	333,304
Series 402, Class 4 IO	4.000		10-25-39	2,619,399	492,814
Series 402, Class 7 IO	4.500		11-25-39	3,334,260	695,088
Series 406, Class 3 IO	4.000		01-25-41	4,083,373	818,896
Series 407, Class 4 IO	4.500		03-25-41	6,265,987	1,349,392
Series 407, Class 7 IO	5.000		03-25-41	5,270,249	1,030,925
Series 407, Class 8 IO	5.000		03-25-41	2,746,342	611,628
Asset backed securities 5.3%					$257,364,468
(Cost $259,041,740)
Asset backed securities 5.3%					257,364,468
American Express Credit Account Master Trust
Series 2014-3, Class A	1.490		04-15-20	11,150,000	11,165,026
Series 2014-4, Class A	1.430		06-15-20	8,928,000	8,935,845
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	25,573,000	25,181,546
Capital One Multi-Asset Execution Trust
Series 2014-A2, Class A2	1.260		01-15-20	5,815,000	5,815,884
Series 2014-A5, Class A	1.480		07-15-20	4,537,000	4,542,672
Chase Issuance Trust
Series 2014-A7, Class A	1.380		11-15-19	11,395,000	11,401,765

12SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-A7, Class A7	1.620		07-15-20	10,785,000	$10,804,424
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	12,710,147	12,608,213
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	22,128,400	22,429,833
Discover Card Execution Note Trust
Series 2007-A1, Class A1	5.650		03-16-20	6,353,000	6,502,567
Series 2014-A3, Class A3	1.220		10-15-19	15,715,000	15,717,980
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II (S)	4.474		10-25-45	16,308,563	16,088,642
EquiFirst Mortgage Loan Trust Series 2015-1, Class M2 (P)	1.453		04-25-35	6,430,963	6,302,546
Ford Credit Auto Owner Trust Series 2015-A, Class A4	1.640		06-15-20	7,012,000	7,012,621
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (P)	1.148		10-25-35	11,355,986	10,978,481
Home Equity Asset Trust Series 2003-1, Class M1 (P)	2.271		06-25-33	1,496,965	1,461,058
Honda Auto Receivables Owner Trust Series 2016-1, Class A3	1.220		12-18-19	5,000,000	4,982,572
RASC Trust Series 2005-EMX3, Class M3 (P)	1.238		09-25-35	8,500,000	8,301,213
Sonic Capital LLC Series 2016-1A, Class A2 (S)	4.472		05-20-46	6,114,125	6,043,501
Taco Bell Funding LLC Series 2016-1A, Class A23 (S)	4.970		05-25-46	23,133,750	23,137,729
Towd Point Mortgage Trust Series 2017-1, Class A1 (P) (S)	2.750		10-25-56	11,255,000	11,242,607
Toyota Auto Receivables Owner Trust Series 2015-C, Class A3	1.340		06-17-19	4,000,000	4,000,404
Verizon Owner Trust Series 2016-1A, Class A (S)	1.420		01-20-21	10,391,000	10,309,984
Wendys Funding LLC Series 2015-1A, Class A2II (S)	4.080		06-15-45	12,457,313	12,397,355
				Shares	Value
Common stocks 0.0%					$0
(Cost $3,539,176)
Consumer discretionary 0.0%					0
Media 0.0%
Vertis Holdings, Inc. (I)				300,118	0
Preferred securities 5.9%					$287,728,649
(Cost $274,601,592)
Consumer staples 0.4%					19,546,400
Food products 0.4%
Tyson Foods, Inc., 4.750%				288,125	19,546,400
Energy 0.2%					10,363,506
Oil, gas and consumable fuels 0.2%
Kinder Morgan, Inc., 9.750%				212,803	10,363,506
Financials 3.2%					156,423,770
Banks 2.6%
First Tennessee Bank NA, 3.750% (P)(S)				18,420	12,492,790
M&T Bank Corp., Series A, 6.375%				7,985	8,144,700
M&T Bank Corp., Series C, 6.375%				962	982,202

SEE NOTES TO FUND'S INVESTMENTS13

Income Fund

				Shares	Value
Financials (continued)
Banks (continued)
	Regions Financial Corp., 6.375%			561,920	$14,446,963
	SunTrust Banks, Inc., 5.875%			350,000	8,788,500
	Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)			333,527	9,338,756
	U.S. Bancorp, 3.500% (P)			21,257	18,281,020
	U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)			385,125	11,264,906
	Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)			440,630	11,848,541
	Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)			613,607	18,052,318
	Zions Bancorporation, 7.900%			444,000	11,313,120
	Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)			154,580	4,519,919
Diversified financial services 0.2%
	AMG Capital Trust II, 5.150%			141,355	8,304,606
Insurance 0.4%
	The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)			610,325	18,645,429
Health care 0.2%					7,129,867
Pharmaceuticals 0.2%
	Allergan PLC, 5.500%			8,312	7,129,867
Utilities 1.9%					94,265,106
Electric utilities 1.1%
	Exelon Corp., 6.500%			314,254	15,580,713
	NextEra Energy, Inc., 6.123%			410,325	21,468,204
	NextEra Energy, Inc., 6.371%			295,095	18,012,599
Multi-utilities 0.8%
	Dominion Resources, Inc., 6.375%			435,716	22,265,088
	Dominion Resources, Inc., 6.750%			332,780	16,938,502
				Shares/Par	Value
Purchased options 0.0%					$394,199
(Cost $1,206,208)
Put options 0.0%					394,199
Over the Counter Option on the USD vs. JPY (Expiration Date: 11-15-17; Strike Price: $97.65; Counterparty: UBS Securities LLC) (I)				64,160,000	394,199
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 3.2%					$154,633,000
(Cost $154,633,000)
U.S. Government Agency 2.2%					106,764,000
Federal Home Loan Bank Discount Note	0.350		03-01-17	106,764,000	106,764,000
				Par value^	Value
Repurchase agreement 1.0%					$47,869,000
Barclays Tri-Party Repurchase Agreement dated 2-28-17 at 0.520% to be repurchased at $45,692,660 on 3-1-17, collateralized by $44,005,400 U.S. Treasury Inflation Indexed Notes, 0.125% - 1.625% due 1-15-18 to 7-15-24 (valued at $46,606,583, including interest)				45,692,000	45,692,000
Repurchase Agreement with State Street Corp. dated 2-28-17 at 0.100% to be repurchased at $2,177,006 on 3-1-17, collateralized by $2,240,000 U.S. Treasury Notes, 2.125% due 5-15-25 (valued at $2,222,651, including interest)				2,177,000	2,177,000
Total investments (Cost $4,909,289,586)† 100.2%					$4,868,617,628
Other assets and liabilities, net (0.2%)					($9,704,142)
Total net assets 100.0%					$4,858,913,486

14SEE NOTES TO FUND'S INVESTMENTS

Income Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $944,178,236 or 19.4% of the fund's net assets as of 2-28-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $4,948,028,321. Net unrealized depreciation aggregated to $79,410,693, of which $91,504,456 related to appreciated investment securities and $170,915,149 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 2-28-17:

United States	70.6%
Canada	4.7%
Australia	4.0%
Mexico	4.0%
New Zealand	3.5%
Singapore	3.1%
Philippines	2.9%
Indonesia	1.6%
Norway	1.5%
Germany	1.1%
Other countries	3.0%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS15

Income Fund

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	2,120	Short	Jun 2017	($249,675,966)	($249,530,625)	$145,341
10-Year U.S. Treasury Note Futures	4,199	Short	Jun 2017	(522,830,570)	(523,103,547)	(272,977)
U.S. Treasury Long Bond Futures	1,036	Short	Jun 2017	(155,978,280)	(157,115,875)	(1,137,595)
						($1,265,231)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	37,540,000	NZD	39,924,496	Australia and New Zealand Banking Group	3/15/2017	$27,320	—	$27,320
AUD	36,460,000	NZD	38,952,406	Goldman Sachs Bank USA	3/15/2017	—	($100,554)	(100,554)
AUD	93,000,000	NZD	98,226,786	JPMorgan Chase Bank N.A.	3/15/2017	557,616	—	557,616
AUD	16,497,088	USD	11,893,454	Australia and New Zealand Banking Group	3/15/2017	750,977	—	750,977
AUD	9,893,062	USD	7,203,416	U.S. Bank	3/15/2017	379,265	—	379,265
CAD	50,328,198	USD	38,400,000	Royal Bank of Canada	3/15/2017	—	(504,620)	(504,620)
CAD	1,000,000	USD	744,380	Toronto Dominion Bank	3/15/2017	8,585	—	8,585
MXN	286,751,150	USD	14,138,494	Goldman Sachs Bank USA	3/15/2017	105,880	—	105,880
MXN	2,628,853,576	USD	124,538,333	State Street Bank and Trust Company	3/15/2017	6,050,062	—	6,050,062
NOK	52,701,104	USD	6,070,912	State Street Bank and Trust Company	3/15/2017	216,019	—	216,019
NZD	53,526,579	AUD	50,115,000	Australia and New Zealand Banking Group	3/15/2017	127,930	—	127,930
NZD	42,226,894	AUD	39,490,000	HSBC Bank USA	3/15/2017	135,808	—	135,808
NZD	52,935,371	AUD	49,310,000	JPMorgan Chase Bank N.A.	3/15/2017	319,263	—	319,263
NZD	26,463,163	AUD	24,635,000	Royal Bank of Canada	3/15/2017	171,705	—	171,705
NZD	6,945,291	USD	4,818,626	State Street Bank and Trust Company	3/15/2017	182,004	—	182,004
SEK	237,333,910	USD	26,125,304	Citibank N.A.	3/15/2017	183,813	—	183,813
SEK	45,544,825	USD	4,886,732	Goldman Sachs Bank USA	3/15/2017	162,037	—	162,037
SGD	17,260,672	USD	11,960,000	HSBC Bank USA	3/15/2017	357,680	—	357,680
USD	397,688,331	AUD	530,618,360	Australia and New Zealand Banking Group	3/15/2017	—	(9,011,765)	(9,011,765)
USD	31,000,000	CAD	41,192,490	Bank of Montreal	3/15/2017	—	(16,510)	(16,510)
USD	8,932,397	CAD	11,701,440	Royal Bank of Canada	3/15/2017	121,620	—	121,620
USD	11,754,556	EUR	10,998,250	JPMorgan Chase Bank N.A.	3/15/2017	96,649	—	96,649
USD	314,662	EUR	300,000	State Street Bank and Trust Company	3/15/2017	—	(3,332)	(3,332)
USD	23,852,083	GBP	18,739,042	HSBC Bank USA	3/15/2017	593,211	—	593,211
USD	245,441,385	MXN	5,059,394,712	State Street Bank and Trust Company	3/15/2017	—	(5,884,229)	(5,884,229)
USD	93,324,394	NOK	789,785,678	UBS AG	3/15/2017	—	(892,385)	(892,385)
USD	311,004,060	NZD	431,636,548	State Street Bank and Trust Company	3/15/2017	224,473	—	224,473
USD	69,540,432	SEK	632,543,246	Citibank N.A.	3/15/2017	—	(578,727)	(578,727)
USD	28,335,000	SGD	40,593,170	HSBC Bank USA	3/15/2017	—	(633,381)	(633,381)
USD	293,361,901	SGD	417,246,088	Standard Chartered Bank	3/15/2017	—	(4,396,146)	(4,396,146)
						$10,771,917	($22,021,649)	($11,249,732)

Derivatives currency abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GPB	Pound Sterling	SGD	Singapore Dollar
MXN	Mexican Peso	USD	U.S. Dollar

16SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$2,254,826,503	—	$2,254,826,503	—
Convertible bonds	81,063,299	—	81,063,299	—
Term loans	283,042,546	—	283,042,546	—
Foreign government obligations	1,025,664,603	—	1,025,664,603	—
Capital preferred securities	69,212,165	—	69,212,165	—
Municipal bonds	113,171,748	—	113,171,748	—
Collateralized mortgage obligations	341,516,448	—	341,516,448	—
Asset backed securities	257,364,468	—	257,364,468	—
Preferred securities	287,728,649	$275,235,859	12,492,790	—
Purchased options	394,199	—	394,199	—
Short-term investments	154,633,000	—	154,633,000	—
Total investments in securities	$4,868,617,628	$275,235,859	$4,593,381,769	—
Other financial instruments:
Futures	($1,265,231)	($1,265,231)	—	—
Forward foreign currency contracts	(11,249,732)	—	($11,249,732)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of

       17

default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 28, 2017, the fund used futures contracts to manage duration of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended February 28, 2017, the fund used purchased options to manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       18

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	91Q3	02/17
This report is for the information of the shareholders of John Hancock Income Fund.		4/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)    Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:

/s/ Andrew Arnott

_______________________

Andrew Arnott

President

Date: April 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

_______________________

Andrew Arnott

President

Date: April 19, 2017

By:

/s/ Charles A. Rizzo

_______________________

Charles A. Rizzo

Chief Financial Officer

Date: April 19, 2017